Revenue from Contracts with Customers - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Deferred revenue, current	$ 20	$ 12
Deferred revenue, noncurrent	$ 9	$ 9